Filed pursuant to Rule 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Cadence Mid Cap Fund

Supplement dated August 3, 2017 to the Prospectus, dated October 1, 2016, as revised June 1, 2017, and Statement of Additional Information, dated October 1, 2016, as supplemented January 3, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Mid Cap Fund, a series of AMG Funds III (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated, revised and supplemented as noted above.

Effective immediately, Stephen C. Demirjian no longer serves as a portfolio manager of the Fund. Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the Prospectus and SAI to Mr. Demirjian are hereby deleted and all references to the portfolio managers of the Fund shall refer to Messrs. Fitzpatrick, Skillman and Ginsberg.

In addition, the table pertaining to Mr. Demirjian under the heading “Management of the Funds – Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Manager(s)” on pages 39-40 of the SAI is hereby deleted.

Finally, the information regarding Mr. Demirjian under the heading “Management of the Funds – Portfolio Managers of the Funds – Portfolio Manager Ownership of Fund Shares” on page 41 of the SAI is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST444

Filed pursuant to Rule 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

Supplement dated August 3, 2017 to the Prospectus and

Statement of Additional Information, each dated June 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund, a series of AMG Funds III (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Stephen C. Demirjian no longer serves as a portfolio manager of the Fund. Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the Prospectus and SAI to Mr. Demirjian are hereby deleted and all references to the portfolio managers of the Fund shall refer to Messrs. Fitzpatrick, Skillman and Ginsberg.

In addition, the table pertaining to Mr. Demirjian under the heading “Management of the Fund – Portfolio Managers of the Fund – Other Accounts Managed by the Portfolio Manager(s)” on page 36 of the SAI is hereby deleted.

Finally, the information regarding Mr. Demirjian under the heading “Management of the Fund – Portfolio Managers of the Fund – Portfolio Manager Ownership of Fund Shares” on page 37 of the SAI is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST445